Average Annual Total Returns - FidelitySeriesLong-TermTreasuryBondIndexFund-PRO - FidelitySeriesLong-TermTreasuryBondIndexFund-PRO - Fidelity Series Long-Term Treasury Bond Index Fund	Apr. 29, 2024
Fidelity Series Long-Term Treasury Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	3.24%
Past 5 years	(1.40%)
Since Inception	(2.19%)	[1]
Fidelity Series Long-Term Treasury Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.90%
Past 5 years	(3.32%)
Since Inception	(3.81%)	[1]
Fidelity Series Long-Term Treasury Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.89%
Past 5 years	(1.30%)
Since Inception	(1.93%)	[1]
LB010
Average Annual Return:
Past 1 year	3.06%
Past 5 years	(1.24%)
Since Inception	(2.06%)	[1]

[1]	A From July 7, 2016 .